Other Income	12 Months Ended
Dec. 31, 2024
Other Income [Abstract]
Other income

24.    Other income

	Year ended December 31,
	2022	2023	2024
Grant income	$56,842	$26,600	$15,060
Sales tax refund	10,766	61,359	—
Gain on reversal of asset retirement obligations	—	215,637	—
Other income	7,968	105,959	42,964
	$75,576	$409,555	$58,024